Prospectus supplement dated November 24, 2021
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, BOA All American Annuity, M&T All American, BOA America's Future Annuity, BOA V, BOA FPVUL, BOA TNG (BOA Next Generation FPVUL), BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York , Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, and NLIC Options Premier prospectuses dated May 1, 2021
BOA America's Exclusive Annuity II prospectus dated May 1, 2016
BOA Advisor Variable Annuity and BOA America's Income Annuity (IVA) prospectus dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator and Nationwide Destination Navigator (New York), BOA Choice Annuity and Paine Webber Choice Annuity prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
Marathon VUL – NLAIC, BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, BOA Protection Survivorship Life, BOA ChoiceLife Protection Survivorship Life and Next Generation Survivorship Life prospectuses dated May 1, 2009
Nationwide Options Select - New York, Nationwide Options Select – NLAIC, Nationwide Enterprise The Best of America Annuity (NEBA), NLIC Survivor Options Premier, BOA MSPVL, NLAIC Survivor Options Premier, NLAIC Options Premier, NLIC Survivor Options Elite, BOA MSPVL II, BOA Protection FPVUL and BOA ChoiceLife Protection FPVUL prospectuses dated May 1, 2008
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
1.	The prospectus offers the following underlying mutual funds as investment options under the contract/policy.
Effective on or about December 6, 2021 (the "Effective Date"), the name of the investment options are updated as indicated below:
CURRENT NAME	UPDATED NAME
Wells Fargo Variable Trust – VT Small Cap Growth Fund: Class 2	Allspring Variable Trust – VT Small Cap Growth Fund: Class 2
2.	On the Effective Date, the Sub-Advisors, Wells Capital Management, LLC and Wells Fargo Asset Management, will be renamed to Allspring Global Investments.
PROS-0613
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